Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable	$ 31,612	$ 23,961
Non-controlling shareholders of subsidiaries
Accounts payable	4,856	4,363
Third parties
Accounts payable	$ 26,756	$ 19,598